Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment [Abstract]
Deposits and their weighted average interest rates

	2012			2011
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$101,198	19.6%	0.00%	$113,188	18.3%
NOW accounts	0.02	71,472	13.9	0.06	64,783	10.4
Savings accounts	0.12	42,691	8.3	0.17	36,071	5.8
Money market accounts	0.33	111,000	21.6	0.46	108,876	17.6

		326,361	63.4		322,918	52.1

Certificates:
0-0.99%		90,103	17.5		72,768	11.7
1-1.99%		81,143	15.8		134,567	21.8
2-2.99%		15,063	2.9		65,842	10.6
3-3.99%		2,263	0.4		22,583	3.6
4-4.99%		18	0.0		1,450	0.2

Total certificates	1.08	188,590	36.6	1.60	297,210	47.9

Total deposits	0.48	$514,951	100.0%	0.87	$620,128	100.0%

Certificates maturities

(Dollars in thousands)	2012		2011
Remaining term to maturity	Amount	Weighted Average Rate	Amount	Weighted Average Rate
1-6 months	$73,451	1.10%	$100,513	1.78%
7-12 months	48,782	0.88	87,031	1.70
13-36 months	60,498	1.16	103,791	1.33
Over 36 months	5,859	1.55	5,875	2.05

	$188,590	1.08	$297,210	1.60

Interest expense on deposits

(Dollars in thousands)	2012	2011	2010
NOW accounts	$35	57	110
Savings accounts	67	57	45
Money market accounts	447	746	1,341
Certificates	3,192	5,987	9,785

	$3,741	6,847	11,281